Underwriting Policy and Reinsurance Ceded (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Underwriting Policy and Reinsurance Ceded [Abstract]
Schedule of Effects of Reinsurance Premiums for Insurance Companies [Table Text Block]
Gross premiums written and ceded premiums, losses and commissions as of and for the three and nine month periods ended September 30, 2013 and September 30, 2012 are as follows (all amounts in '000s):

	Three Month Periods Ended		Nine Month Periods Ended
	September 30, 2013	September 30, 2012	September 30, 2013	September 30, 2012
Gross premiums written	$32,075	$23,353	$70,990	$44,349
Ceded premiums written	2,241	1,965	10,906	4,925
Net premiums written	$29,834	$21,388	$60,084	$39,424

Ceded premiums earned	$2,574	$1,707	$10,438	$4,920
Ceded losses and loss adjustment expenses	1,246	(749)	6,232	662
Ceding commissions	548	526	1,656	1,578

Ceded unpaid losses and loss adjustment expenses	$14,695	$6,596
Prepaid reinsurance premiums	2,637	2,219
Other amounts due from reinsurers	8,351	388

Gross premiums written and ceded premiums, losses and commissions as of and for the years ended December 31, 2012 and December 31, 2011 are as follows (all amounts in '000s):

	2012	2011
Gross premiums written	$55,050	$42,031
Ceded premiums written	6,472	6,173
Net premiums written	48,578	35,858

Ceded premiums earned	6,575	7,654
Ceded losses and loss adjustment expenses	3,628	2,767
Ceding commissions	5,441	2,412

Ceded unpaid losses and loss adjustment expenses	5,680	7,825
Prepaid reinsurance premiums	2,111	2,214
Other amounts due from reinsurers	340	219